Fair Value of Financial Instruments and Fair Value Measurements - Schedule of Short-Term Investments, at Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term Investments, at Fair Value [Abstract]
Balance, beginning of year	$ 3,174,724	$ 4,140,880
Additions	246,914	175,543
Sales of short-term debt investments	(1,315,653)	(1,149,320)
Net realized gain (loss) on the sale of short-term investments	3,911	(1,025)
Unrealized gain, net	169	8,646
Balance, end of year	$ 2,110,065	$ 3,174,724